Income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax (expense) benefit
Current year	$ (201)	$ (123)	$ (89)
Adjustments for prior years	2	(1)	0
Current tax expense (benefit) and adjustments for current tax of prior periods	(199)	(124)	(89)
Deferred tax (expense) benefit
Origination and reversal of temporary differences	100	16	23
Recognition of previously unrecognized tax losses and temporary differences	24	0	10
Adjustments for prior years	(6)	3	(4)
Deferred tax expense (benefit)	118	19	29
Income tax (expense) benefit	(81)	(105)	(60)
Income tax relating to components of other comprehensive income	25	45	$ 99
Current tax assets	14	21
Current tax liabilities	$ 44	$ 46